Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended						12 Months Ended
	Nov. 30, 2013 Cash Flow Hedging	Nov. 30, 2013 Net Investment Hedging [Member]	Nov. 30, 2012 Net Investment Hedging [Member]	Nov. 30, 2013 Interest Rate Swap [Member] Cash Flow Hedging	Nov. 30, 2012 Interest Rate Swap [Member] Cash Flow Hedging	Nov. 30, 2013 Interest Rate Swap [Member] Fair Value Hedging [Member]	Nov. 30, 2013 Interest Rate Swap [Member] Fair Value Hedging [Member] Us Dollar
Derivatives, Fair Value [Line Items]
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency		$ 578	$ 235
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges				909	269
Amount of interest rate swap agreements change, of fixed rate debt to U.S. dollar LIBOR-based floating rate debt, for U.S. dollar interest rate swaps designated as fair value hedges						$ 500
Maturity date of derivative instruments	2015-02						2016-02